Derivative Instruments - Impact on Statements of Income, Cash Flow Hedges (Details 2b) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flow hedge gains and losses [Abstract]
Total change in OCI for period			$ (99)	$ 171
Loss on discontinuation of cash flow hedge due to forecasted wholesale deposits probable of not occurring		25
Recognition of losses related to cash flow hedges in Income			96
Maximum length of time hedged in forecasted transactions			10 years
Foreign exchange | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	(7)	(23)	15	(75)
Hedge ineffectiveness recorded directly in income	0	(3)	0	(3)
Total income statement impact	(7)	(26)	15	(78)
Effective portion recorded in OCI	(40)	47	(22)	(65)
Total change in OCI for period	(33)	70	(37)	10
Interest rate contract | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	75	33	169	82
Hedge ineffectiveness recorded directly in income	6	8	9	11
Total income statement impact	81	41	178	93
Effective portion recorded in OCI	(103)	98	(134)	349
Total change in OCI for period	(178)	65	(303)	267
Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	68	10	184	7
Hedge ineffectiveness recorded directly in income	6	5	9	8
Total income statement impact	74	15	193	15
Effective portion recorded in OCI	(143)	145	(156)	284
Total change in OCI for period	$ (211)	$ 135	$ (340)	$ 277